Accounts Receivable, Net - Allowance for doubtful accounts (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Accounts Receivable, Net
Balance at beginning of the year	$ 2,264	¥ 15,763	¥ 21,192
Provision	1,220	(8,487)	6,827
Reversal	(605)	(4,210)	(7,057)
Write-off			(5,199)
Balance at end of the year	$ 2,879	¥ 20,040	¥ 15,763